Loans Receivable and Allowance for Loan Losses - Impaired Loans, None of Which had Related Allowance (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total impaired loans, Recorded Investment	$ 2,052	$ 1,616	$ 2,121
Total impaired loans, Unpaid Principal Balance	2,428	1,832	2,320
Total impaired loans, Average Recorded Investment	1,800	2,071	1,351
Total impaired loans, Interest Income Recognized	80	118	48
Real Estate [Member] | One-to-Four-Family Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total impaired loans, Recorded Investment	1,665	1,221	885
Total impaired loans, Unpaid Principal Balance	2,017	1,412	1,058
Total impaired loans, Average Recorded Investment	1,410	1,091	746
Total impaired loans, Interest Income Recognized	65	41	20
Real Estate [Member] | Multi-Family Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total impaired loans, Recorded Investment	191	197	784
Total impaired loans, Unpaid Principal Balance	215	222	810
Total impaired loans, Average Recorded Investment	194	683	250
Total impaired loans, Interest Income Recognized	11	46	12
Real Estate [Member] | Commercial Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total impaired loans, Recorded Investment	184	186	439
Total impaired loans, Unpaid Principal Balance	184	186	439
Total impaired loans, Average Recorded Investment	184	285	351
Total impaired loans, Interest Income Recognized	3	30	16
Consumer [Member] | Second Mortgage and Equity Lines of Credit [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total impaired loans, Recorded Investment	12	12	13
Total impaired loans, Unpaid Principal Balance	12	12	13
Total impaired loans, Average Recorded Investment	12	12	$ 4
Total impaired loans, Interest Income Recognized	$ 1	$ 1